Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,267,352	$ 431,400	$ 1,371,331
Accounts receivable	8,101,751	6,384,148	7,871,422
Other current assets	874,856	783,606	818,600
Total current assets	10,243,959	7,599,154	10,061,353
Other assets:
Property and equipment, net	115,521	83,128	58,892
Intangible assets, net	3,035,580	3,584,221	5,778,036
Goodwill	13,729,770	13,729,770	13,729,770
Operating lease right of use asset, net	918,903	286,161
Deferred income tax assets, net	11,349	8,879	9,399
Total other assets	17,811,123	17,692,161	19,576,097
Total assets	28,055,082	25,291,313	29,637,450
Current liabilities:
Line of credit	4,553,492	2,881,061	3,950,681
Accounts payable	5,254,231	4,696,352	4,377,794
Other accrued expenses	2,177,206	1,989,894	1,697,636
Current portion - operating lease liability	186,389	120,052
Current portion - long-term notes			6,450
Convertible notes	1,000,000	1,000,000	1,250,000
Debentures	1,500,000	1,000,000
Consideration payable - cash	1,000,000	2,496,000	2,696,000
Consideration payable - equity			605,223
Short term Loans	1,000,000
Dividend payable - Preferred stock	428,133	320,298	105,181
Total current liabilities	17,099,458	14,503,657	14,688,965
Long-term liabilities:
Operating lease liability - net	739,977	169,897
Warrant liability			4,189,388
Total long-term liabilities	739,977	169,897	4,189,388
Total liabilities	17,839,434	14,673,554	18,878,353
Stockholders' equity:
Preferred stock value	4,249	4,249	4,207
Common stock value	32,467	25,221	16,932
Additional paid-in capital	52,562,485	51,040,296	45,129,214
Accumulated deficit	(42,408,062)	(40,512,019)	(34,478,253)
Accumulated other comprehensive income (loss)	24,509	60,012	86,997
Total stockholders' equity	10,215,648	10,617,759	10,759,097
Total liabilities and stockholders' equity	$ 28,055,082	$ 25,291,315	$ 29,637,450